Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (9,743,122)	$ (76,386,077)	$ 3,512,281
Adjustments to reconcile net income (loss) to net cash used in operating activities
Allowance for expected credit losses			4,290
Allowance for obsolete inventories	6,579	51,579	51,579
Depreciation of plant and equipment	13,657	107,071	148,469
Non-cash lease expense	219,596	1,721,636	1,761,640
Gain on lease modification	(27,835)	(218,223)
Share-based compensation for services	8,407,634	65,915,850
Change in operating assets and liabilities:
Accounts receivable	2,424,470	19,007,842	(9,882,997)
Inventories			833
Prepayments	162,701	1,275,575	(2,284,175)
Deposits and other receivables	10,097	79,157	(86,536)
Accounts payable	(1,755,303)	(13,761,573)	6,386,567
Customer deposit	353,863	2,774,283	(38,131)
Accrued liabilities and other payables	(138,572)	(1,086,402)	(463,306)
Lease liabilities	(181,537)	(1,423,253)	(1,841,880)
Income tax payable	(298,531)	(2,340,481)	(1,783,976)
Net cash used in operating activities	(546,303)	(4,283,016)	(4,515,342)
Cash flows from financing activities:
Proceeds from share subscription			150,720
Proceeds from offerings, net of expenses	563,200	4,415,490
Payment of offering costs			(852,668)
Repayments from related parties			1,482,000
Net cash provided by financing activities	563,200	4,415,490	780,052
Net change in cash and cash equivalent	16,897	132,474	(3,735,290)
BEGINNING OF PERIOD	5,117,755	40,123,198	12,820,596
END OF PERIOD	5,134,652	40,255,672	9,085,306
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	298,531	2,340,481	2,454,985
Cash paid for interest			14,540
Non-cash investment and financing activities:
Issuance of Class A Ordinary Shares as commitment shares	197,540	1,548,714
Right of use assets obtained in exchange for new operating lease liabilities	$ 966,155	$ 7,574,656